CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2022
(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.5%
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.8%
Iridium Communications Inc.	142,804	$6,336,214	*

Media - 0.3%
Klaviyo Inc.	69,558	1,060,159	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		7,396,373

CONSUMER DISCRETIONARY - 8.2%
Auto Components - 2.2%
Fox Factory Holding Corp.	99,939	7,903,176	*

Diversified Consumer Services - 0.9%
Chegg Inc.	161,233	3,397,180	*

Hotels, Restaurants & Leisure - 1.6%
Dutch Bros Inc., Class A Shares	38,205	1,190,086	*
Sweetgreen Inc., Class A Shares	19,222	355,607	*
Wingstop Inc.	35,100	4,402,242

Total Hotels, Restaurants & Leisure		5,947,935

Internet & Direct Marketing Retail - 1.2%
Xometry Inc., Class A Shares	73,600	4,179,744	*

Specialty Retail - 2.3%
National Vision Holdings Inc.	248,642	8,118,161	*

TOTAL CONSUMER DISCRETIONARY		29,546,196

CONSUMER STAPLES - 9.9%
Food & Staples Retailing - 8.9%
BJ’s Wholesale Club Holdings Inc.	214,783	15,638,350	*
Casey’s General Stores Inc.	41,973	8,500,372
Grocery Outlet Holding Corp.	156,785	5,219,373	*
Performance Food Group Co.	59,537	2,557,114	*

Total Food & Staples Retailing		31,915,209

Food Products - 1.0%
Calavo Growers Inc.	46,100	1,463,675
Hain Celestial Group Inc.	130,681	2,205,895	*

Total Food Products		3,669,570

TOTAL CONSUMER STAPLES		35,584,779

ENERGY - 3.0%
Energy Equipment & Services - 2.5%
Cactus Inc., Class A Shares	148,480	5,706,086
ChampionX Corp.	177,821	3,479,957

Total Energy Equipment & Services		9,186,043

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2022 Quarterly Report	1

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022
(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.5%
Matador Resources Co.	34,000	$1,663,280

TOTAL ENERGY		10,849,323

FINANCIALS - 7.5%
Banks - 1.9%
Western Alliance Bancorp	104,474	6,868,120

Capital Markets - 2.7%
Hamilton Lane Inc., Class A Shares	79,020	4,710,382
PJT Partners Inc., Class A Shares	74,458	4,975,284

Total Capital Markets		9,685,666

Insurance - 2.9%
American Equity Investment Life Holding Co.	152,992	5,705,072
Trupanion Inc.	81,274	4,830,114	*

Total Insurance		10,535,186

TOTAL FINANCIALS		27,088,972

HEALTH CARE - 23.4%
Biotechnology - 3.7%
Biohaven Pharmaceutical Holding Co. Ltd.	60,698	9,175,717	*
CareDx Inc.	122,942	2,092,473	*
Ultragenyx Pharmaceutical Inc.	49,721	2,058,946	*

Total Biotechnology		13,327,136

Health Care Equipment & Supplies - 8.9%
CryoPort Inc.	88,325	2,151,597	*
Figs Inc., Class A Shares	52,870	436,178	*
Insulet Corp.	7,976	1,829,694	*
Integra LifeSciences Holdings Corp.	136,617	5,787,096	*
Omnicell Inc.	50,336	4,380,742	*
Penumbra Inc.	51,744	9,810,662	*
Silk Road Medical Inc.	112,233	5,050,485	*
STAAR Surgical Co.	38,000	2,680,900	*

Total Health Care Equipment & Supplies		32,127,354

Health Care Providers & Services - 3.4%
Progyny Inc.	186,690	6,918,732	*
Surgery Partners Inc.	228,663	5,350,714	*

Total Health Care Providers & Services		12,269,446

Health Care Technology - 0.9%
Certara Inc.	232,110	3,082,421	*

Life Sciences Tools & Services - 4.8%
Azenta Inc.	69,783	2,990,899
ICON PLC	34,255	6,295,384	*
Olink Holding AB, ADR	107,410	1,303,957	*

See Notes to Schedule of Investments.

2	ClearBridge Variable Small Cap Growth Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022
(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - (continued)
Quanterix Corp.	27,335	$301,232	*
Syneos Health Inc.	132,919	6,267,131	*

Total Life Sciences Tools & Services		17,158,603

Pharmaceuticals - 1.7%
Intra-Cellular Therapies Inc.	33,000	1,535,490	*
Pacira BioSciences Inc.	84,252	4,481,364	*

Total Pharmaceuticals		6,016,854

TOTAL HEALTH CARE		83,981,814

INDUSTRIALS - 16.9%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings Inc.	54,900	2,195,451	*

Air Freight & Logistics - 2.8%
Forward Air Corp.	81,712	7,375,325
GXO Logistics Inc.	73,480	2,576,209	*

Total Air Freight & Logistics		9,951,534

Building Products - 3.8%
Hayward Holdings Inc.	197,620	1,752,890	*
Masonite International Corp.	61,090	4,355,106	*
Trex Co. Inc.	172,527	7,580,836	*

Total Building Products		13,688,832

Electrical Equipment - 2.8%
Bloom Energy Corp., Class A Shares	278,069	5,558,599	*
Shoals Technologies Group Inc., Class A Shares	204,180	4,400,079	*

Total Electrical Equipment		9,958,678

Machinery - 4.8%
Albany International Corp., Class A Shares	39,780	3,135,858
RBC Bearings Inc.	52,436	10,896,725	*
Tennant Co.	60,097	3,399,086

Total Machinery		17,431,669

Road & Rail - 0.9%
XPO Logistics Inc.	73,480	3,271,330	*

Trading Companies & Distributors - 1.2%
H&E Equipment Services Inc.	146,922	4,163,769

TOTAL INDUSTRIALS		60,661,263

INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 0.9%
Viavi Solutions Inc.	257,278	3,357,478	*

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2022 Quarterly Report	3

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022
(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.9%
Brain Corp.	52,367	$192,395	*(a)(b)(c)
nLight Inc.	82,680	781,326	*
OSI Systems Inc.	29,643	2,136,075	*

Total Electronic Equipment, Instruments & Components		3,109,796

IT Services - 2.1%
Shift4 Payments Inc., Class A Shares	113,925	5,082,194	*
Wix.com Ltd.	28,540	2,232,684	*

Total IT Services		7,314,878

Semiconductors & Semiconductor Equipment - 5.0%
Allegro MicroSystems Inc.	253,115	5,530,563	*
Lattice Semiconductor Corp.	136,750	6,729,468	*
Monolithic Power Systems Inc.	15,791	5,738,449

Total Semiconductors & Semiconductor Equipment		17,998,480

Software - 15.3%
Aspen Technology Inc.	24,688	5,880,681	*
Envestnet Inc.	86,374	3,835,006	*
Jamf Holding Corp.	136,295	3,020,297	*
Model N Inc.	171,185	5,859,662	*
New Relic Inc.	69,018	3,960,253	*
PagerDuty Inc.	264,310	6,097,632	*
Paycor HCM Inc.	234,600	6,934,776	*
Qualys Inc.	25,565	3,563,505	*
SEMrush Holdings Inc., Class A Shares	115,060	1,289,823	*
Smartsheet Inc., Class A Shares	52,560	1,805,962	*
Sprout Social Inc., Class A Shares	85,120	5,165,081	*
Varonis Systems Inc.	217,767	5,775,181	*
Viant Technology Inc., Class A Shares	82,905	349,030	*
Zeta Global Holdings Corp., Class A Shares	217,670	1,438,799	*

Total Software		54,975,688

TOTAL INFORMATION TECHNOLOGY		86,756,320

MATERIALS - 1.3%
Chemicals - 1.3%
Balchem Corp.	37,356	4,541,742

TOTAL COMMON STOCKS (Cost - $258,972,104)		346,406,782

See Notes to Schedule of Investments.

4	ClearBridge Variable Small Cap Growth Portfolio 2022 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022
(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.3%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Caris Life Sciences Inc., Series C	—	183,481	$363,467	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	31,383	62,168	*(a)(b)(c)

TOTAL HEALTH CARE			425,635

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Brain Corp.	—	170,237	625,447	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $1,658,694)			1,051,082

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $260,630,798)			347,457,864

SHORT-TERM INVESTMENTS - 3.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	2.482%	9,342,822	9,342,822
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	2.615%	2,335,706	2,335,706	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,678,528)			11,678,528

TOTAL INVESTMENTS - 100.1% (Cost - $272,309,326)			359,136,392
Liabilities in Excess of Other Assets - (0.1)%			(346,402)

TOTAL NET ASSETS - 100.0%			$358,789,990

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2022, the total market value of investments in Affiliated Companies was $2,335,706 and the cost was $2,335,706 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$6,336,214	—	$1,060,159	$7,396,373
Information Technology	86,563,925	—	192,395	86,756,320
Other Common Stocks	252,254,089	—	—	252,254,089
Preferred Stocks:
Health Care	—	—	425,635	425,635
Information Technology	—	—	625,447	625,447

Total Long-Term Investments	345,154,228	—	2,303,636	347,457,864

Short-Term Investments†	11,678,528	—	—	11,678,528

Total Investments	$356,832,756	—	$2,303,636	$359,136,392

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

		Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
	Affiliate Value at December 31, 2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$666,377	$10,435,115	10,435,115	$8,765,786	8,765,786	—	$14,915	—	$2,335,706

8

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 9/30/2022	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	52,367	3/21	$228,844	$192,395	$3.67	0.05%
Brain Corp., Preferred Shares	170,237	4/20, 11/20	898,085	625,447	3.67	0.17
Caris Life Sciences Inc., Series C, Preferred Shares	183,481	10/20	506,407	363,467	1.98	0.10
Caris Life Sciences Inc., Series D, Preferred Shares	31,383	5/21	254,202	62,168	1.98	0.02
Klaviyo Inc., Common Shares	69,558	5/21	2,321,946	1,060,159	15.24	0.30

			$4,209,484	$2,303,636		0.64%

9